UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period

from July 27, 2017 to August 28, 2017

Commission File Number of issuing entity: 333-208054

Central Index Key Number of issuing entity: 0001108348

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)

(Exact name of issuing entity as specified in its charter)

DELAWARE	NOT APPLICABLE
(State or other jurisdiction of incorporation or organization of issuing entity)	(I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-208054-01

Central Index Key Number of issuing entity: 0000921864

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

NEW YORK	NOT APPLICABLE
(State or other jurisdiction of incorporation or organization of issuing entity)	(I.R.S. Employer Identification No. of issuing entity)

Commission File Number of sponsor and depositor: 333-208054-02

Central Index Key Number of sponsor (if applicable): 0001522616

CITIBANK, N.A.

(Exact name of sponsor and depositor as specified in its charter)

Christopher R. Becker, Esq., Associate General Counsel—Capital Markets and

Corporate Reporting, (718)-248-4092

(Name and telephone number, including area code, of the person to contact in connection with this filing.)

13-5266470

(I.R.S. Employer Identification No.)

c/o CITIBANK, N.A.
701 East 60th Street North,
Mail Code 1162
Sioux Falls, South Dakota	57117
(Address of principal executive offices of issuing entities)	(Zip Code)

(605) 331-2639

(Telephone number, including area code)

NOT APPLICABLE

(Former name, former address, if changed since last report)

	Registered / reporting pursuant to			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Citiseries, Class A notes			☒
Citiseries, Class B notes			☒
Citiseries, Class C notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is provided below and in the report attached hereto as Exhibit 99. This report is the monthly report of Citibank Credit Card Issuance Trust containing information regarding the notes of the Citiseries, the Citibank Credit Card Master Trust I’s assets and the collateral certificate for the due period ending August 28, 2017, and the related payment dates for the notes delivered pursuant to Section 907 of the Indenture.

The issuance trust has issued Class A notes, Class B notes and Class C notes of the Citiseries pursuant to an Indenture between the issuance trust and Deutsche Bank Trust Company Americas, as trustee. Principal payments on Class B notes of the Citiseries are subordinated to payments on Class A notes of that series, and principal payments on Class C notes of the Citiseries are subordinated to payments on Class A and Class B notes of that series.

The issuance trust’s primary asset – and its primary source of funds for the payment of principal of and interest on the notes – is a collateral certificate issued by the master trust to the issuance trust. The collateral certificate represents an undivided interest in the assets of the master trust. The master trust assets consist primarily of credit card receivables arising in a portfolio of revolving credit card accounts.

During the due period ending August 28, 2017, no master trust assets were the subject of a demand to repurchase or replace for breach of the representations and warranties in the underlying transaction agreements. The most recent Form ABS-15G filed by Citibank, N.A. was filed on February 14, 2017, under CIK number 0001541816.

For the definitions or descriptions of certain terms used in the attached report, as well as a description of the allocation and payment priorities and subordination provisions applicable to the notes of the Citiseries, see the Prospectus included in the issuance trust’s Registration Statement on Form SF-3 (File No. 333-208054), as amended or supplemented to the date hereof.

PART II – OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

Information about sales of securities by the issuance trust during the period covered by this report have been previously reported in two prospectuses filed pursuant to rule 424(b)(2) on August 3, 2017, and forming a part of the issuance trust’s Registration Statement on Form SF-3 (File No. 333-208054), as amended or supplemented to the date hereof.

On July 31, 2017, the issuance trust issued and sold to Citibank, N.A. a tranche of Notes of the Citiseries entitled Floating Rate Class 2017-B3 Notes of July 2019 (Legal Maturity Date July 2021) in the principal amount of $330,000,000. The sale of the Class 2017-B3 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof.

On July 31, 2017, the issuance trust issued and sold to Citibank, N.A. a tranche of Notes of the Citiseries entitled Floating Rate Class 2017-C3 Notes of July 2019 (Legal Maturity Date July 2021) in the principal amount of $445,000,000. The sale of the Class 2017-C3 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof.

Item 7. Change of Sponsor Interest in the Securities.

The information required by Item 1124 of Regulation AB is provided in F.2c of the distribution report attached hereto as Exhibit 99, including the amount of change, if any, during the Due Period to which this report relates resulting from purchases, sales or other acquisitions or dispositions, as well as maturities, of Notes of the Citiseries by Citibank, N.A. from the prior Due Period, and Citibank, N.A.’s resulting interest in the Notes of the Citiseries outstanding at the end of the Due Period to which this report relates.

Item 9. Exhibits

Exhibit No.	Description

99	Monthly Report for the Due Period ending August 28, 2017 and the related Payment Dates for the Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK, N.A., as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I

Date: September 15, 2017	By: /s/ Bennett L. Kyte

Bennett L. Kyte
Vice President